GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2015	Dec. 31, 2014
Net loss	$ 4,672,043	$ 6,023,980
Net cash used in operating activities	3,344,593	3,777,610
Accumulated deficit	47,957,926	43,285,883
Stockholders' deficit	6,363,616	4,482,416		$ 1,313,367
Proceeds from issuance of common stock		214,250
President and Principal Shareholder [Member]
Advances from convertible line of credit	2,430,000
Lincoln Park Capital Fund, LLC. [Member]
Common stock issued			$ 10,000,000
Proceeds from issuance of common stock	$ 715,075	$ 199,120